Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 18, 2016
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Trust II
Central Index Key	dei_EntityCentralIndexKey	0001557156
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 18, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 07, 2016
Prospectus Date	rr_ProspectusDate	Dec. 07, 2016